Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses [Abstract]
Salaries and payroll taxes	$ 77,037	$ 18,380
Reimbursable expenses	5,000	5,000
Consulting fees	25,547	32,173
Audit fees		35,000
Merchant bank fees	31,124
Rent	1,147	3,077
State income taxes	1,135	4,150
Legal fees	7,568	81,281
Management incentives	604,125	372,000
Interest expense	691,684	45,100
Dividends - Series A & B preferred stock	583,067
Liquidated damages - Series B preferred stock	360,000
Finder's fees	256,250
Other	257,988	45,277
Totals	$ 2,901,672	$ 641,438